Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	2021	2020
Deferred tax assets:
Net operating loss	$253,194	$63,260
Total gross deferred tax asset	253,194	63,260
Gross net deferred tax asset	253,194	63,260
Less: Valuation allowances	(253,194)	(63,260)
Net deferred tax asset	$—	$—

Schedule of provisions for income taxes
	2021	2020
Current:
Federal	$—	$—
State	—	—
Total	—	—
Deferred:
Additional deferred tax related to book tax differences	—	—
Valuation allowance	—	—
Total tax provision	$—	$—

Schedule of reconciliation of provisions for income taxes
	2021		2020
	Amount	%	Amount	%
Provision at statutory rates	$(129,123)	19.11%	$(37,893)	19.11%
State income tax, net of federal benefit	(60,812)	9.00%	(17,846)	9.00%
Non-Deductible items
Penalties	—		—
Meals & Entertainment	—	0.00%	—	1.88%
Temporary Differences
Stock-based compensation	—	0.00%	—	0.00%
Other tax differences	—	0.00%	—	0.00%
Valuation Allowance on deferred tax assets	189,935	(28.11%)	55,739	(28.11%)
Total income tax provision	$—	0.00%	$—	0.00%